CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)			$ 410	$ (229)	$ 475
Net income (loss)	$ (279)	$ 48	410	(230)	474
Amounts arising during the period - gains (losses), net of tax (expense) benefit:
Available-for-sale securities, net of tax	(21)	18	35	67	29
Qualifying derivatives, net of tax			0	0	68
Defined benefit plans:
Prior service costs, net of tax	(4)		8	2	1
Net actuarial gain (loss), net of tax	46		(120)	71	(82)
Reclassifications from AOCI - (gains) losses, net of tax expense (benefit):
Available-for-sale securities, net of tax	(1)	(5)	(6)	(6)	(7)
Qualifying derivatives, net of tax	(14)	(18)	(25)	(123)	(463)
Defined benefit plans:
Prior service costs, net of tax	(1)	2	3	4	5
Net actuarial loss, net of tax	12	4	5	14	10
Total other comprehensive income (loss)	17	1	(100)	29	(439)
Comprehensive income (loss)			310	(200)	36
Comprehensive income attributable to noncontrolling interests			0	1	1
Comprehensive income (loss)	$ (262)	$ 49	$ 310	$ (201)	$ 35